INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Percentage of transportation revenue from sources within the United States	50.00%
Revenue tax rate percentage	4.00%
Revenue tax expense	$ 0	$ 0	$ 0